S000074771 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
DoubleLine Shiller CAPE U.S. Equities ETF | DoubleLine Shiller CAPE U.S. Equities ETF
Prospectus [Line Items]
Annual Return [Percent]	8.96%	14.63%	27.73%